Note 6 (Detail) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
General Liability Insurance, Deductible	$ 20,000,000		$ 20,000,000
Bodily Injury Insurance, Deductible	100,000		100,000
Bodily Injury Insurance, Limit	5,000,000		5,000,000
Aggregate Retention for Construction Defects, Warranty and Bodily Injury Claims	21,000,000		21,000,000
Payments by Insurance Companies for Claims	13,800,000	1,700,000	16,400,000	8,100,000
Number of Claims Settled	2
Northeast [Member]
Number of Claims Settled	1
West [Member]
Number of Claims Settled	1
Maximum [Member]
Per Occurence Threshold to Accrue Warranty Costs to Cost of Sales			5,000
Minimum [Member]
Per Occurence Threshold to Accrue Warranty Costs to SG&A			$ 5,000